Exhibit 99.2

CHASE ISSUANCE TRUST

Asset Pool One Monthly Servicer’s Certificate

Monthly Period: October 2013

1.	Capitalized terms used in this certificate have their respective meanings set forth in the Third Amended and Restated Indenture, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Indenture”), and the Second Amended and Restated Asset Pool One Supplement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Asset Pool One Supplement”), each between the Chase Issuance Trust and Wells Fargo Bank, National Association, as Indenture Trustee and Collateral Agent, and, with respect to the First USA Credit Card Master Trust, the Third Amended and Restated Pooling and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “FUSA Pooling and Servicing Agreement”), by and between Chase Bank USA, National Association and BNY Mellon Trust of Delaware, as trustee of the First USA Credit Card Master Trust, or, with respect to the Chase Credit Card Master Trust, the Fifth Amended and Restated Pooling and Servicing Agreement, dated as of December 19, 2007 (as amended, supplemented or otherwise modified, the “Chase Pooling and Servicing Agreement”), by and between Chase Bank USA, National Association, as transferor and as servicer, and The Bank of New York Mellon, as trustee of the Chase Credit Card Master Trust. On December 15, 2009, the Chase Credit Card MT 2004-CC Collateral Certificate (the “Chase Collateral Certificate”) issued by the Chase Credit Card Master Trust was paid in full and canceled and the Chase Collateral Certificate was terminated.

2.	Chase Bank USA, National Association is, as of the date hereof, the Transferor, Servicer and Administrator under the Transfer and Servicing Agreement.

3.	The undersigned is a Servicing Officer.

4.	Collateral of Asset Pool One

Collateral Certificates:	Beginning Balance	Ending Balance	Highest Invested Amount during the Monthly Period*
First USA Credit Card MT 2002-CC *	37,700,000.00	37,600,000.00	37,700,000.00
Principal Receivables	42,787,211,578.28	42,313,220,070.45
Excess Funding Amount	0.00	0.00
TOTAL	42,824,911,578.28	42,350,820,070.45

5a. The Nominal Liquidation Amount of all Asset Pool One Notes as of the last day of the related Monthly Period
CHASEseries			30,977,499,999.99

TOTAL			30,977,499,999.99

5b. Asset Pool One Transferor Amount for the related Monthly Period			11,373,320,070.46

5c. Asset Pool One Required Transferor Amount for the related Monthly Period			1,692,528,802.82

5d. Asset Pool One Pool Balance for the related Monthly Period			42,350,820,070.45

5e. Asset Pool One Minimum Pool Balance for the related Monthly Period			31,140,000,000.00

6a. The aggregate amount of Collections of Principal Receivables received by Asset Pool One for the related Monthly Period			11,647,037,413.90

6b. The aggregate amount of Collections of Principal Receivables allocated pursuant to Section 3.3 of the Asset Pool One Supplement for the related Monthly Period
CHASEseries		72.71%	8,469,106,688.19

TOTAL		72.71%	8,469,106,688.19

7a. The aggregate amount of Collections of Finance Charge Receivables received by Asset Pool One for the related Monthly Period			645,798,186.76

Collections of Discount Receivables included in 7a above			2,637.95

7b. The aggregate amount of Collections of Finance Charge Receivables allocated pusuant to subsection 3.2(a) of the Asset Pool One Supplement for the related Monthly Period
CHASEseries		72.46%	467,956,461.02

TOTAL		72.46%	467,956,461.02

* Used for allocation purposes.

8a. The Asset Pool One Servicing Fee for the related Monthy Period		53,531,139.47

8b. The Asset Pool One Servicing Fee allocated to each Series pursuant to subsection 3.4(b) of the Asset Pool One Supplement for the related Monthly Period
CHASEseries	72.46%	38,789,583.33

TOTAL	72.46%	38,789,583.33

9a. The Asset Pool One Default Amount for the related Monthly Period		100,711,540.73

9b. The Asset Pool One Default Amount allocated to each Series pursuant to subsection 3.2(b) of the Asset Pool One Supplement for the related Monthly Period
CHASEseries	72.46%	72,977,312.65

TOTAL	72.46%	72,977,312.65

10. The percentage of outstanding balances in Asset Pool One that were delinquent as of the close of business on the last day of the related Monthly Period
30-59 days		0.48%
60-89 days		0.35%
90-119 days		0.31%
120-149 days		0.24%
150-179 days		0.22%
180 or more days		0.00%

TOTAL		1.60%

IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Certificate on this date November 13, 2013.

CHASE BANK USA, NATIONAL ASSOCIATION, as Servicer

By:	/s/ Patricia Garvey
Patricia Garvey
Vice President